Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 2,702	$ 2,790
Net separate account value		55,963	56,741
Net amount at risk	[1]	$ 1,341	$ 313
Average age	[2]	68 years	68 years
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 885	$ 872
Net separate account value		24,452	23,079
Net amount at risk	[1]	$ 208	$ 21
Average age	[2]	66 years	65 years
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 1,817	$ 1,918
Net separate account value		31,511	33,662
Net amount at risk	[1]	$ 1,133	$ 292
Average age	[2]	70 years	69 years
GMAB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	[3]	$ 19	$ 43
Net separate account value	[3]	496	$ 1,177
Net amount at risk	[1],[3]	$ 2
Average age	[2],[3]	66 years	67 years
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value	[3]	$ 141	$ 135
Net separate account value	[3]	32,187	31,406
Net amount at risk	[1],[3]	$ 142	$ 195
Average age	[2],[3]	67 years	66 years
GMIB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 46	$ 45
Net separate account value		380	451
Net amount at risk	[1]	$ 1	$ 1
Average age	[2]	67 years	66 years

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.
[3]	Certain prior period amounts related to contracts with a hybrid accumulation/withdrawal benefit have been reclassified to conform with current period presentation.